LONG-TERM OPERATIONAL COMMITMENTS - Fuel Suppliers (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
2023
Fuel Suppliers
Total	R$ 14,336
2023 | Eletronorte.
Fuel Suppliers
Total	14,336
2024
Fuel Suppliers
Total	16,628
2024 | Eletronorte.
Fuel Suppliers
Total	16,628
2025
Fuel Suppliers
Total	252,207
2025 | Eletronorte.
Fuel Suppliers
Total	16,628
2025 | Eletronuclear
Fuel Suppliers
Total	235,579
2026
Fuel Suppliers
Total	374,488
2026 | Eletronorte.
Fuel Suppliers
Total	16,628
2026 | Eletronuclear
Fuel Suppliers
Total	357,860
2027
Fuel Suppliers
Total	106,725
2027 | Eletronorte.
Fuel Suppliers
Total	16,628
2027 | Eletronuclear
Fuel Suppliers
Total	90,097
After 2027
Fuel Suppliers
Total	14,871,680
After 2027 | Eletronorte.
Fuel Suppliers
Total	33,296
After 2027 | Eletronuclear
Fuel Suppliers
Total	R$ 14,838,384